Taxation - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Line Items]
Unified corporate income tax rate	25.00%
Preferential tax rate		15.00%
Preferential tax rate extension period		3 years
Statutory income tax rate		25.00%	25.00%	25.00%
Net operating loss carryforwards		$ 61,257	$ 45,712	$ 44,015
Minimum
Income Tax [Line Items]
Statutory income tax rate		15.00%
Net operating loss carryforwards expiration year		2025
Maximum
Income Tax [Line Items]
Statutory income tax rate		25.00%
Net operating loss carryforwards expiration year		2029
Hong Kong
Income Tax [Line Items]
Statutory income tax rate		16.50%
Shenzhen Ucloudlink Technology Limited
Income Tax [Line Items]
Preferential tax rate		15.00%	15.00%
Preferential tax rate extension period		3 years	3 years